Related party transactions - Amounts due to related parties (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 33,225	$ 277,588
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties	0	2,076
Due to related parties
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 33,225	$ 275,512